Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues	$ 329,308	$ 275,410	$ 1,228,409	$ 1,046,193
Beneficial Owner [Member]
Related Party Transaction [Line Items]
Revenues			$ 23,256	$ 23,450